Note 13 - Senior Debt and Subordinated Debt - Schedule of Subordinated Debt (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Subordinated Debt Due December 31, 2028 [Member]
Principal	$ 8,000
Unamortized Debt Issuance Costs	0
Net	8,000
Senior Notes Due March 1, 2028 [Member]
Principal	9,750
Unamortized Debt Issuance Costs	371
Net	9,379
Senior Notes Due March 1, 2028 2 [Member]
Principal	250
Unamortized Debt Issuance Costs	10
Net	$ 240